Financial Risk Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Risk Management

24. FINANCIAL RISK MANAGEMENT

(a)	Overview

In the normal course of business, the Company is inherently exposed to market, liquidity and credit risk through its use of financial instruments. The timeframe and manner in which the Company manages these risks varies based upon management’s assessment of the risk and available alternatives for mitigating risk. The Board approves and monitors risk management processes, including treasury policies, counterparty limits, controlling and reporting structures.

(b)	Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise three types of risk: commodity price risk; interest rate risk; and currency risk. Financial instruments affected by market risk include: cash and equivalents; accounts receivable; marketable securities; subscription receipts; reclamation deposits; accounts payable and accrued liabilities; debt and derivatives.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Company buys copper put options in order to reduce commodity price risk. The derivative instruments employed by the Company are considered to be economic hedges but are not designated as hedges for accounting purposes.

Commodity price risk

The Company is exposed to the risk of fluctuations in prevailing market commodity prices on the metals it produces. The Company enters into copper put option contracts to reduce the risk of short-term copper price volatility. The amount and duration of the hedge position is based on an assessment of business-specific risk elements combined with the copper pricing outlook. Copper put option contracts are typically extended adding incremental quarters at established put strike prices to provide the necessary price protection.

Provisional pricing mechanisms embedded within the Company’s sales arrangements have the character of a commodity derivative and are carried at fair value as part of accounts receivable. The table below summarizes the impact on revenue and receivables for changes in commodity prices on the provisionally invoiced sales volumes.

	As at December 31,
	2018	2017
Copper increase/decrease by US$0.27/lb. (2017: US$0.33/lb.)[1]	7,485	6,645

[1]The analysis is based on the assumption that the year-end copper price increases 10 percent with all other variables held constant. At December 31, 2018, 20 million (2017: 16 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate for the year ended December 31, 2018 of CAD/USD 1.36 (2017: 1.25) was used in the analysis.

The sensitivities in the above tables have been determined with foreign currency exchange rates held constant. The relationship between commodity prices and foreign currencies is complex and movements in foreign exchange can impact commodity prices. The sensitivities should therefore be used with care.

Interest rate risk

The Company is exposed to interest rate risk on its outstanding debt and investments, including cash and cash equivalents, from the possibility that changes in market interest rates will affect future cash flows or the fair value of fixed-rate interest-bearing financial instruments.

The table below summarizes the impact on earnings after tax and equity for a change of 100 basis points in interest rates at the reporting date. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. This assumes that the change in interest rates is effective from the beginning of the financial year and balances are constant over the year. However, interest rates and balances of the Company may not remain constant in the coming financial year and therefore such sensitivity analysis should be used with care.

	Years ended December 31,
	2018	2017
Fair value sensitivity for fixed-rate instruments

Senior secured notes	(2,365)	(1,340)

Capital leases	(175)	(176)

Secured equipment loans	(56)	(96)
	(2,596)	(1,612)
Cash flow sensitivity for variable-rate instruments

Cash and equivalents	382	645

Reclamation deposits	211	209
	593	854

Currency risk

The Canadian dollar is the functional currency of the Company and, as a result, currency exposure arises from transactions and balances in currencies other than the Canadian dollar, primarily the US dollar. The Company’s potential currency exposures comprise translational exposure in respect of non-functional currency monetary items, and transactional exposure in respect of non-functional currency revenues and expenditures.

The following table demonstrates the sensitivity to a 10% strengthening in the CAD against the USD. With all other variables held constant, the Company’s shareholders equity and earnings after tax would both increase/(decrease) due to changes in the carrying value of monetary assets and liabilities. A weakening in the CAD against the USD would have had the equal but opposite effect to the amounts shown below.

	Year ended December 31,
	2018	2017
Cash and equivalents	(1,928)	(4,966)

Accounts receivable	(812)	(1,435)

Copper put option contracts	-	(24)

Accounts payable and accrued liabilities	562	344

Senior secured notes	24,987	23,293

Equipment loans	-	27

The Company’s financial asset and liability profile may not remain constant and, therefore, these sensitivities should be used with care.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages liquidity risk by holding sufficient cash and equivalents and scheduling long-term obligations based on estimated cash inflows. There were no defaults on loans payable during the year.

(d)	Credit risk

Credit risk is the risk of potential loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk from its receivables, marketable securities and investments, and derivatives. In general, the Company manages its credit exposure by transacting only with reputable counterparties. The Company monitors the financial condition of its customers and counterparties to contracts. The Company deals with a limited number of counterparties for its metal sales. The Company had two significant customers in 2018 that represented 86% of gross copper concentrate revenues (2017: two customers accounted for 81% of gross copper concentrate revenues). The trade receivable balance at December 31, 2018 is comprised of two customers (2017: three customers). There are no impairments recognized on the trade receivables.

(e)	Fair values of financial instruments

The fair values of the senior secured notes is $314,547 and the carrying value is $331,683 at December 31, 2018. The fair value of all other financial assets and liabilities approximates their carrying value.

The Company uses the fair value hierarchy described in Note 2.4(c) for determining the fair value of instruments that are measured at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2018

Financial assets designated as FVOCI

Marketable securities	3,581	-	-	3,581

Investment in subscription receipts (Note 13)	-	-	2,400	2,400

Reclamation deposits	31,480	-	-	31,480
	35,061	-	2,400	37,461
December 31, 2017

Financial assets designated as FVTPL

Copper put option contracts	-	330	-	330

Available-for-sale financial assets

Marketable securities	2,444	-	-	2,444

Investment in subscription receipts (Note 13)	-	-	2,400	2,400

Reclamation deposits	30,637	-	-	30,637
	33,081	330	2,400	35,811

There have been no transfers between fair value levels during the reporting period. The carrying value of cash and equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value as at December 31, 2018.

The fair value of the senior secured notes, a Level 1 instrument, is determined based upon publicly available information. The fair value of the capital leases and secured equipment loans, Level 2 instruments, are determined through discounting future cash flows at an interest rate of 5.5% based on the relevant loans effective interest rate.

The fair values of the Level 2 instruments are based on broker quotes. Similar contracts are traded in an active market and the broker quotes reflect the actual transactions in similar instruments.

The Company’s metal concentrate sales contracts are subject to provisional pricing with the selling price adjusted at the end of the quotational period. At each reporting date, the Company’s accounts receivable on these contracts are marked-to-market based on a quoted forward price for which there exists an active commodity market.

The subscription receipts, a Level 3 instrument, are valued based on a management estimate. As the subscription receipts are an investment in a private exploration and development company, there are no observable market data inputs. At December 31, 2018 the determination of the estimated fair value of the investment includes comparison to the market capitalization of comparable public companies.

(f)	Capital management

The Company’s primary objective when managing capital is to ensure that the Company is able to continue its operations and that it has sufficient ability to satisfy its capital obligations and ongoing operational expenses, as well as to have sufficient liquidity available to fund suitable business opportunities as they arise.

The Company considers the components of shareholders’ equity, as well as its cash and equivalents, credit facilities and debt as capital. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue or buy back equity, issue, buy back or repay debt, sell assets, or return capital to shareholders.

	December 31, 2018	December 31, 2017
Cash	(45,665)	(80,231)
Current portion of long-term debt	9,856	11,270
Long-term debt	345,625	317,948
Net debt	309,816	248,987
Shareholders’ equity	347,077	367,080

In order to facilitate the management of its capital requirements, the Company prepares annual operating budgets that are approved by the Board of Directors. Management also actively monitors the covenants on its long-term debt to ensure compliance. The Company’s investment policy is to invest cash in highly liquid interest-bearing investments that are readily convertible to known amounts of cash. There were no changes to the Company’s approach to capital management during the year ended December 31, 2018.